Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Deferred income and mining tax liabilities
Mining assets	$ 1,803.8	$ 2,119.8	$ 1,978.0
Investments held by environmental trust funds	77.3	59.3	51.0
Inventory	9.3	9.3	8.9
Other	45.8		41.1
Gross deferred income and mining tax liabilities	1,936.2	2,188.4	2,079.0
Provisions, including rehabilitation accruals	(149.0)	(130.4)	(122.3)
Tax losses	(278.1)	(515.0)	(536.7)
Unredeemed capital expenditure	(630.0)	(648.6)	(625.1)
Other	(3.7)	(21.6)
Gross deferred income and mining tax assets	(1,060.8)	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	152.4	192.5	195.3
Total deferred income and mining tax assets	(908.4)	(1,123.1)	(1,088.8)
Net deferred income and mining tax liabilities	1,027.8	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(8.4)	(13.5)	(7.7)
Net deferred income and mining tax liabilities	$ 1,019.4	$ 1,051.8	$ 982.5